Unaudited Condensed Consolidated Statements of Comprehensive Loss - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating expenses
Research and development expenses	€ (12,497)	€ (5,031)	€ (20,192)	€ (10,505)
General and administrative expenses	(3,648)	(3,161)	(6,949)	(6,158)
Total operating expenses	(16,145)	(8,192)	(27,141)	(16,663)
Other income	3	65	68	150
Other expenses	(79)	(21)	(83)	(33)
Operating result	(16,221)	(8,148)	(27,157)	(16,545)
Finance income	1,339	5,742	2,498	6,007
Finance costs	(388)	(37)	(450)	(2,226)
Net financial result	950	5,705	2,048	3,781
Loss for the period	€ (15,271)	€ (2,443)	€ (25,109)	€ (12,764)
Share information
Weighted average number of shares outstanding (in thousands)	25,964	24,890	25,964	24,357
Loss per share in Euro, basic	€ (0.59)	€ (0.10)	€ (0.97)	€ (0.52)
Loss per share in Euro, diluted	€ (0.59)	€ (0.10)	€ (0.97)	€ (0.52)
Loss for the period	€ (15,271)	€ (2,443)	€ (25,109)	€ (12,764)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign currency	(1,622)	(17)	695	(16)
Total comprehensive loss	€ (16,893)	€ (2,460)	€ (24,413)	€ (12,780)